Document and Entity Information	Jul. 25, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	FRAZIER LIFESCIENCES ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39765
Entity Tax Identification Number	98-1562203
Entity Address, Address Line One	Two Union Square
Entity Address, Address Line Two	601 Union St
Entity Address, Address Line Three	Suite 3200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	621-7200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 25, 2022, Frazier Lifesciences Acquisition Corporation (the “Issuer”) filed a Current Report on 8-K (the “Original Report”) to disclose, among other things, the Issuer’s entry into a definitive business combination agreement with NewAmsterdam Pharma Company B.V., and the related PIPE transaction. This Amendment No. 1 on Form 8-K/A (the “New Report”) is being filed solely to replace Exhibit 99.2 of the Original Report with the final version of the investor presentation, attached as Exhibit 99.2 to this New Report, which final version of the investor presentation reflects the upsized and final quantum of the PIPE, and to correct certain typographical errors in the Original Report. Capitalized terms used but not defined in this Explanatory Note are defined below.
Entity Central Index Key	0001828326
Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share andone-thirdof a Warrant to acquire one Class A ordinary share
Trading Symbol	FLACU
Security Exchange Name	NASDAQ
Class A Common Stock Subject To Possible Redemption [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	FLAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FLACW
Security Exchange Name	NASDAQ